Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	SIMPLIFY EXCHANGE TRADED FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001810747
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 03, 2021
Document Effective Date	dei_DocumentEffectiveDate	Sep. 03, 2021
Prospectus Date	rr_ProspectusDate	Sep. 03, 2021
Simplify Volt Fintech Disruption ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SIMPLIFY VOLT FINTECH DISRUPTION ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Effective September 3, 2021, the disclosure following the paragraph headings “Fees and Expenses of the Fund” and “Example” in the Fund’s Summary Prospectus is replaced in its entirety with the following:

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The disclosure following the paragraph headings “Principal Investment Strategies – Equity Strategy” in the Fund’s Summary Prospectus is replaced in its entirety with the following:

Equity Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in domestic and foreign securities of companies and exchange traded funds (“ETFs”) that are engaged in the Fund’s investment theme. A company is deemed to be engaged in the Fund’s theme if (i) it derives a significant portion of its revenue or market value from the theme of financial technology (“Fintech”) disruption or (ii) it has stated its primary business to be in products and services focused on the theme of Fintech disruption.

Fintech Disruption are companies that may develop, use or rely on innovative payment platforms and methodologies, innovative underwriting processes, point of sale providers, e-commerce, transactional innovations, business analytics, fraud reduction, frictionless funding platforms, peer-to-peer lending, intermediary exchanges, asset allocation technology, blockchain technologies, cryptocurrency, and mobile payments. The Fund will not directly or indirectly invest in cryptocurrencies but will invest in companies that support cryptocurrencies or blockchain.

In selecting companies and ETFs that the sub-adviser believes are relevant to a particular investment theme, the sub-adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The sub-adviser’s internal research and analysis leverages insights from diverse sources, including internal and external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

Under normal circumstances, primarily all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises and ETFs. The Fund’s investments will include small-, medium- and large-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund may invest in foreign securities (including investments in American Depositary Receipts (“ADRs”) and securities listed on local foreign exchanges.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

In the section of the Fund’s summary prospectus titled “Principal Investment Risks” – the Square Focus Risk and Lemonade Focus Risk are both deleted.

Simplify Volt Fintech Disruption ETF | Simplify Volt Fintech Disruption ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VFIN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 303
Simplify Volt Pop Culture Disruption ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SIMPLIFY VOLT POP CULTURE DISRUPTION ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Effective September 3, 2021, the disclosure following the paragraph headings “Fees and Expenses of the Fund” and “Example” in the Fund’s Summary Prospectus is replaced in its entirety with the following:

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The disclosure following the paragraph headings “Principal Investment Strategies – Equity Strategy” in the Fund’s Summary Prospectus is replaced in its entirety with the following.

Equity Strategy

Under normal circumstances, the Fund primarily invests in U.S. and foreign equity securities of companies that are engaged in the Fund’s investment theme. A company is deemed to be engaged in the Fund’s theme if (i) it derives a significant portion of its revenue or market value from the theme of pop culture disruption or (ii) it has stated its primary business to be in products and services focused on the theme of pop culture disruption.

Pop culture disruption companies are companies that the sub-adviser believes are expected to focus on and benefit from the development of new products or services, technological improvements and innovative approaches related to, among other things, disruptive innovation in social media (“Social Media Companies”), streaming media (“Streaming Media Companies”), or Internet of Things (“Internet of Things Companies”). These types of companies are described below:

●	Social Media Companies

o	Companies that use website and/or applications to allow people to share media quickly, efficiently and in real time.

●	Streaming Media Companies

o	Companies that deliver media such as video or audio through a streaming medium. These companies rely on consumers having a stable and fast enough internet connection to consume digital products continuously.

●	Internet of Things Companies

o	Companies that deliver media through platforms that do not include the traditional platforms of television, phone or computer.

In selecting companies and ETFs that the sub-adviser believes are relevant to a particular investment theme, the sub-adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The sub-adviser’s internal research and analysis leverages insights from diverse sources, including internal and external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

Under normal circumstances, primarily all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises and ETFs. The Fund’s investments will include small-, medium- and large-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund may invest in foreign securities (including investments in American Depositary Receipts (“ADRs”) and securities listed on local foreign exchanges.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

In the section of the Fund’s summary prospectus titled “Principal Investment Risks” – the Spotify Technology S.A. Focus Risk and Snap, Inc. Focus Risk are both deleted.

Simplify Volt Pop Culture Disruption ETF | Simplify Volt Pop Culture Disruption ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VPOP
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 303
Simplify Volt RoboCar Disruption and Tech ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SIMPLIFY VOLT ROBOCAR DISRUPTION AND TECH ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Effective September 3, 2021, the disclosure following the paragraph headings “Fees and Expenses of the Fund” and “Example” in the Fund’s Summary Prospectus is replaced in its entirety with the following:

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Simplify Volt RoboCar Disruption and Tech ETF | Simplify Volt RoboCar Disruption and Tech ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VCAR
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 303
Simplify Volt Cloud and Cybersecurity Disruption ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SIMPLIFY VOLT CLOUD AND CYBERSECURITY DISRUPTION ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Effective September 3, 2021, the disclosure following the paragraph headings “Fees and Expenses of the Fund” and “Example” in the Fund’s Summary Prospectus is replaced in its entirety with the following:

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The disclosure following the paragraph heading “Principal Investment Strategies – Equity Strategy” in the Fund’s Summary Prospectus is replaced in its entirety with the following.

Equity Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in domestic and foreign securities of companies and exchange traded funds (“ETFs”) that are engaged in the Fund’s investment theme of cloud and cybersecurity disruption. A company is deemed to be engaged in the Fund’s theme if (i) it derives a significant portion of its revenue or market value from the theme of cloud or cybersecurity disruption or (ii) it has stated its primary business to be in products and services focused on the theme of cloud or cybersecurity disruption.

Cloud and Cybersecurity are those companies that the sub-adviser believes are focused on and expected to benefit from shifting the bases of technology infrastructure from hardware and software to the cloud, enabling mobile and local services, such as companies that rely on or benefit from the increased use of shared technology, infrastructure and services. These companies may include mail order houses which generate the entirety of their business through websites and which offer internet-based products and services, such as streaming media or cloud storage in addition to traditional physical goods. These companies may also include ones that develop, use or rely on innovative payment methodologies, big data, the “internet of things,” machine learning, and social distribution and media.

These companies may include disruptive innovation in data management (“Data Management Companies”), or cybersecurity (“Cybersecurity Companies”). These types of companies are described below:

▪	Data Management Companies

▪	Companies that store and manage data for other companies in the cloud.

▪	Cybersecurity Companies

▪	Companies that help secure the technical infrastructure of other companies.

In selecting companies and ETFs that the sub-adviser believes are relevant to a particular investment theme, the sub-adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The sub-adviser’s internal research and analysis leverages insights from diverse sources, including internal and external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

Under normal circumstances, primarily all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises and ETFs. The Fund’s investments will include small-, medium- and large-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund may invest in foreign securities (including investments in American Depositary Receipts (“ADRs”) and securities listed on local foreign exchanges.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

In the section of the Fund’s summary prospectus titled “Principal Investment Risks” – the Snowflake Focus Risk and Crowdstrike Focus Risk are both deleted.

Simplify Volt Cloud and Cybersecurity Disruption ETF | Simplify Volt Cloud and Cybersecurity Disruption ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VCLO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 303